Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Cash Flows From Operating Activities:
Net Loss	$ (309,336)	$ (109,615)	$ (101,241)	$ (48,770)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	672	232	150	0
Changes in Operating Assets and Liabilities:
Accounts receivable	70,943	(106,889)	0	0
Inventories	10,901	(51,574)	0	0
Prepaid expenses	4,535	(3,096)	(10,087)	(6,538)
Other current liabilities	4,400	(1,630)	0	0
Deposit	0	267,072	(24,726)	(16,945)
Accounts payable and accrued liabilities	35,695	(12,927)	14,829	9,000
Accrued interest payable - related party	0	140,029	3,829	0
Customer deposit	(140,029)		0
Income taxes payable	0	800	800	0
Deferred rent	(92)	911	570	0
Net Cash Used in Operating Activities	(322,311)	123,313	(115,876)	(63,253)
Cash Flows used in Investing Activities:
Purchase of property and equipment	(3,296)	(1,640)	(1,640)	0
Net Cash Used in Investing Activities	(3,296)	1,640	(1,640)	0
Cash Flows from Financing Activities:
Proceeds from sale of common stock		0		29,250
Proceeds from related party borrowing	(63,369)	63,369	166,349	26,731
Repayment to related parties		(20,000)		0
Proceeds from shareholders loan	(19,533)	19,533	100,000	0
Repayment to shareholders		(100,000)		0
Proceeds from issuing stock		669,433		0
Net Cash (Used in) Provided by Financing Activities	(82,902)	632,335	266,349	55,981
Net Change in Cash and Cash Equivalents	(408,509)	754,008	148,833	(7,272)
Cash and cash equivalents - Beginning of Period	832,013	78,005	136	7,408
Cash and cash equivalents - End of Period	423,504	832,013	148,969	136
Supplemental Disclosures for Statement of Cash Flows:
Interest paid	502	3,150	0	0
Income tax paid	$ 800	$ 0	$ 0	$ 0